UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 1, 2012-June 30, 2013

Item 1. Proxy Voting Record.

STONE HARBOR HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	1. To elect three directors to serve a three-year term. 01) Jacques Aigrain 02) Scott M. Kleinman 03) Bruce A. Smith	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	2. Adoption Of Annual Accounts for 2012	Issuer	Yes	For	With
STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	3. Discharge From Liability Of Sole Member Of The Management Board	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	4. Discharge From Liability Of Members Of The Supervisory Board	Issuer	Yes	For	With
STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	5. Ratification Of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	6. Appointment Of PricewaterhouseCoopers Accountants N.V. as our Auditor for the Dutch Annual Accounts	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	7. Approval of Compensation of the Members of the Supervisory Board	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	8. Ratification and Approval of Dividends in Respect of the 2012 Fiscal Year	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	9. Advisory Vote Approving Executive Compensation	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	10. Approval to Repurchase up to 10% of Issued Share Capital	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	11. Approval to Cancel up to 10% of Share Capital Held in Treasury	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	12. Approve to Amend Articles of Association	Issuer	Yes	For	With

STONE HARBOR HIGH-YIELD BOND FUND	LYONDELLBASELL INDU-CL A	LYB	NL0009434992	5/22/2013	13. To consider such other business as may properly come before the Annual General Meeting and any adjournments or postponements thereof.	Issuer	Yes	For	With

STONE HARBOR EMERGING MARKETS DEBT FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management

STONE HARBOR EMERGING MARKETS DEBT FUND	BTA BANK	BTASKZ	XS0532996799 XS0532995049 XS0532988770	11/16/2012	(1) approve Restructuring Plan as per Information Memorandum	Issuer	Yes	In favour	With

STONE HARBOR LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR INVESTMENT GRADE FUND

The Fund did not commence operations during the reporting period and, therefore, there is no voting record for the Fund.

STONE HARBOR STRATEGIC INCOME FUND

The Fund did not commence operations during the reporting period and, therefore, there is no voting record for the Fund.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 21, 2013